Net income/(loss) per share	12 Months Ended
Dec. 31, 2024
Net income/(loss) per share
Net income/(loss) per share
13	Net income/(loss) per share

Basic net income/(loss) per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted earnings per share (“EPS”) is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under the treasury stock method.

For the year ended December 31, 2022, 2023 and 2024 stock options to purchase ordinary shares and restricted share units that were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company were 16,571,569, 15,418,093 and 16,271,301, respectively, on a weighted average basis.

13Net income/(loss) per share (Continued)

The following table sets forth the computation of basic and diluted net loss per share for the periods:

	For the year ended December 31,
	2022	2023	2024
	US$	US$	US$
Numerator:
Net loss for discontinued operations	(29,712)	—	—
Denominator:
Weighted average ordinary shares outstanding
—basic	335,640,275	341,070,214	347,119,359
—diluted	335,640,275	341,070,214	347,119,359
Basic and diluted net loss per share attributable to ordinary shareholders	(0.09)	—	—
Basic and diluted net loss per ADS* attributable to ordinary shareholders	(5.31)	—	—
Numerator:
Net loss for continuing operations attributable to the Company’s ordinary shareholders	(12,844)	(15,032)	(7,235)
Denominator:
Weighted average ordinary shares outstanding
—basic	335,640,275	341,070,214	347,119,359
—diluted	335,640,275	341,070,214	347,119,359
Basic and diluted net loss per share attributable to ordinary shareholders	(0.04)	(0.04)	(0.02)
Basic and diluted net loss per ADS* attributable to ordinary shareholders	(2.30)	(2.64)	(1.25)
*

In December 2022, the Company changed the ratio of American depositary shares (“ADSs”) to Class A ordinary shares (the “ADS Ratio”) from one ADS representing fifteen Class A ordinary shares to one ADS representing sixty Class A ordinary shares.